Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash

Note 5. Cash, Cash Equivalents and Restricted Cash

Cash, cash equivalents and restricted cash as of December 31, 2025 and December 31, 2024 are as follows (in thousands):

	December 31,	December 31,
	2025	2024
Cash and cash equivalents	$280,559	$110,213
Restricted cash, current	—	25,026
Cash, cash equivalents and restricted cash	$280,559	$135,239

Restricted cash related to a guarantee issued by the Company to Barclays Bank PLC in connection with a letter of credit that Barclays provided to Football DataCo Limited for and on behalf of the Company for an aggregate amount of £20.0 million ($25.0 million) as of December 31, 2024.